Restructuring and Asset Impairment Charges - Schedule of Charges (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs	$ 96,383	$ 65,975	$ 154,877	$ 92,994	$ 58,730
Restructuring, settlement and impairment provisions	0	(680)	1,013	59,197	$ 0
Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	(680)	(1,538)	59,197
Wireless Restructuring | Recoveries of impaired assets
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	(710)	(710)	53,228
Wireless Restructuring | Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	4	(751)	4,767
Wireless Restructuring | Employee severance and termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	$ 0	$ 26	(77)	1,202
Subscriber Contracts
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions			2,551	$ 0
New Zealand And Puerto Rico | Subscriber Contracts
Restructuring Cost and Reserve [Line Items]
Amortization of subscriber acquisition costs			7,600
Loss on translation adjustment			1,100
Proceeds from sale of subscriber contracts			$ 6,200